1.  Name and address of issuer:
	Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. 206 North Jackson Street, Suite 201
	Glendale, CA 91206

2.  Name of each series or class of funds for which this notice is filed:
	Balanced Fund
	Government Securities Fund
	Income Fund
	Small Cap Fund

3.  Investment Act File Number: 33-50208


     Securities Act File Number: 811-7062


4.  Last day of fiscal year for which this notice is filed:

		December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                             									         [   ]

6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if
applicable (see Instruction A6):      Not applicable
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
beginning of the fiscal year:	               	None

8.  Number and amount of securities registered during the fiscal year other
than pursuant to rule 24f-2:                 	None

9.  Number and aggregate sale price of securities sold during the fiscal
year:                                               										$4,530,407

10. Number and aggregate sale price of securities sold during the fiscal
year in reliance upon registration pursuant to rule 24f-2: 			$4,530,407

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
(see Instruction B7)                               										   $436,093



12. Calculation of registration fee:
(i)  Aggregate sale price of securities sold during the fiscal year in
reliance on rule 24f-2 (from Item 10):                       	$4,530,407

(ii) Aggregate price of shares issued in connection with dividend
reinvestment plans (from Item 11, if applicable):            	+  436,093

(iii)Aggregate price of shares redeemed or repurchased during the fiscal
year (if applicable):                                  					-  1,218,581

(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
(if applicable):                                               	+   None

(v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i),  plus line (ii), less line (iii),
plus line (iv)] (if applicable):                  										    3,747,919

(vi) Multiplier prescribed by Section 6b of the Securities Act of 1933 or
other applicable law or regulation (see Instruction C6):      x .00034483

(vii)Fee due [line (i) or line (v) multiplied by line (vi)]:			$ 1,292.39

13. Check box if fees are being remitted to the Commission's lock box depository as described in section 3a of the Commission's rules of Informal and Other Procedures ((17 CFR 202.3a).
										       	                                                    [X]

Date of mailing or wire transfer of filing fees to the Commissioner's
lockbox depository:                                  		February 28, 1996

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)	S/George A. Henning
                           				Chairman

Date:	February 29, 1996